Themes US Small Cap Cash Flow Champions ETF
Schedule of Investments
June 30, 2024 (Unaudited)

COMMON STOCKS - 97.3%	Shares	Value
Banking - 11.5%
Bank OZK	247	$10,127
East West Bancorp, Inc.	321	23,507
Eastern Bankshares, Inc.	361	5,047
First BanCorp Puerto Rico	384	7,023
First Bancorp Southern Pines NC	90	2,873
First Horizon Corp.	1,252	19,744
Heartland Financial USA, Inc.	90	4,000
Hope Bancorp, Inc.	259	2,782
International Bancshares Corp.	121	6,922
S&T Bancorp, Inc.	87	2,905
TriCo Bancshares	70	2,770
Trustmark Corp.	127	3,815
WSFS Financial Corp.	138	6,486
		98,001

Consumer Discretionary Products - 5.3%
Taylor Morrison Home Corp. (a)	240	13,306
Toll Brothers, Inc.	235	27,067
Vista Outdoor, Inc. (a)	118	4,443
		44,816

Consumer Discretionary Services - 0.4%
Perdoceo Education Corp.	144	3,084

Financial Services - 9.2%
Artisan Partners Asset Management, Inc. - Class A	151	6,232
BGC Group, Inc. - Class A	844	7,005
Bread Financial Holdings, Inc.	112	4,991
Brookfield Asset Management Ltd.	–	0
Enova International, Inc. (a)	66	4,108
Evercore, Inc. - Class A	79	16,466
MGIC Investment Corp.	624	13,447
Stifel Financial Corp.	223	18,765
Virtu Financial, Inc. - Class A	193	4,333
Virtus Investment Partners, Inc.	15	3,388
		78,735

Health Care - 4.5%
Dynavax Technologies Corp. (a)	289	3,246
Ironwood Pharmaceuticals, Inc. (a)	345	2,249
Molina Healthcare, Inc. (a)	111	33,000
		38,495

Industrial Products - 1.7%
Mueller Industries, Inc.	256	14,577

Industrial Services - 5.7%
API Group Corp. (a)	393	14,788
Matson, Inc.	78	10,216
Scorpio Tankers, Inc.	106	8,617
Sterling Infrastructure, Inc. (a)	67	7,929
TriNet Group, Inc.	72	7,200
		48,750

Insurance - 11.8%
Axis Capital Holdings Ltd.	175	12,364
CNA Financial Corp.	49	2,257
Genworth Financial, Inc. - Class A (a)	1,012	6,113
Hanover Insurance Group, Inc.	81	10,161
Jackson Financial, Inc. - Class A	162	12,030
NMI Holdings, Inc. - Class A (a)	180	6,127
Old Republic International Corp.	589	18,200
Reinsurance Group of America, Inc.	151	30,996
SiriusPoint Ltd. (a)	222	2,708
		100,956

Materials - 11.6%
Alpha Metallurgical Resources, Inc.	25	7,013
Boise Cascade Co.	90	10,730
CF Industries Holdings, Inc.	441	32,687
CONSOL Energy, Inc.	69	7,040
Encore Wire Corp.	34	9,854
Peabody Energy Corp.	250	5,530
Ternium SA - ADR	103	3,868
UFP Industries, Inc.	136	15,232
Warrior Met Coal, Inc.	117	7,344
		99,298

Media - 0.4%
Magnite, Inc. (a)	270	3,588

Oil & Gas - 22.4%
Antero Resources Corp. (a)	630	20,557
APA Corp.	705	20,755
Chord Energy Corp.	91	15,259
Civitas Resources, Inc.	186	12,834
CVR Energy, Inc.	66	1,767
Hess Midstream LP - Class A	156	5,685
Magnolia Oil & Gas Corp. - Class A	397	10,060
Marathon Oil Corp.	1,329	38,102
Matador Resources Co.	249	14,840
Murphy Oil Corp.	337	13,898
PBF Energy, Inc. - Class A	247	11,367
Permian Resources Corp.	937	15,133
SM Energy Co.	262	11,326
		191,583

Retail & Wholesale - Discretionary - 9.0%
Builders FirstSource, Inc. (a)	217	30,035
Dillard's, Inc. - Class A	18	7,927
Williams-Sonoma, Inc.	138	38,967
		76,929

Software & Technology Services - 0.4%
Clear Secure, Inc. - Class A	192	3,592

Tech Hardware & Semiconductors - 3.4%
Flex Ltd. (a)	981	28,930
TOTAL COMMON STOCKS (Cost $793,414)		831,334

REAL ESTATE INVESTMENT TRUSTS - 2.0%	Shares	Value
Equity Commonwealth (a)	231	4,481
Rithm Capital Corp.	1,093	11,925
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $16,673)		16,406
SHORT-TERM INVESTMENTS - 0.7%
Money Market Funds - 0.7%	Shares
First American Treasury Obligations Fund - Class X, 5.21% (b)	6,359	6,359
TOTAL SHORT-TERM INVESTMENTS (Cost $6,359)		6,359

TOTAL INVESTMENTS - 100.0% (Cost $816,446)		854,099
Other Assets in Excess of Liabilities - 0.0% (c)		153
TOTAL NET ASSETS - 100.0%		$854,252

Percentages are stated as a percent of net assets.

ADR - American Depositary Receipt
SA - Sociedad Anónima

(a)	Non-income producing security.
(b)	The rate shown represents the 7-day effective yield as of June 30, 2024.
(c)	Represents less than 0.05% of net assets.

Themes US Small Cap Cash Flow Champions ETF has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of June 30, 2024:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$831,334	$–	$–	$831,334
Real Estate Investment Trusts	16,406	–	–	16,406
Money Market Funds	6,359	–	–	6,359
Total Investments	$854,099	$–	$–	$854,099

Refer to the Schedule of Investments for additional information.